Discontinued operations (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 13, 2022	Aug. 31, 2022	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2022	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Impairment expense				$ 894,618
Impairment loss					$ 4,319,855	$ 3,652,199
Right-of-use assets		$ 11,115		11,115	557,022	550,478
Proceeds from disposal or maturity of available-for-sale financial assets				100
Accounts receivable				194,268
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Impairment expense				936,562	705,331
WinView Inc [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Impairment loss		136,331
Right-of-use assets		$ 0		0
UMG [member]
IfrsStatementLineItems [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 100
Prices specified in forward agreements to purchase financial assets for cash							$ 300,000
Impairment expense				457,514	385,231
Asset impairment charges			$ 457,514
Reduction to asset impairment charges			0
UMG [member] | Purchase consideration [member]
IfrsStatementLineItems [Line Items]
Prices specified in forward agreements to purchase financial assets for cash							$ 262,000
UMG [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Asset impairment charges			209,934
UMG [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Asset impairment charges			153,192
UMG [member] | Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Asset impairment charges			94,387
Win View [Member]
IfrsStatementLineItems [Line Items]
Impairment expense					705,331	6,503,483
UMG [member]
IfrsStatementLineItems [Line Items]
Impairment expense					385,230	719,706
Cost of disposal						0
Impairment of goodwill					3,209,045
Impairment expense			$ 94,387		385,231
Patent [Member]
IfrsStatementLineItems [Line Items]
Impairment expense				800,231
Patent [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Impairment expense				$ 800,231	705,331	6,503,483
Cost of disposal						0
Patent [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Impairment expense